Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Translation:
Foreign currency exchange gains/(losses)	$ (0.4)	$ (0.2)	$ (0.1)